EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain of the Trust’s investments are in shares of funds offered by Fidelity. Therefore, these transactions qualify as exempt party-in-interest transactions under ERISA. Fees paid by the Plan were $159,953 and $86,938 for the years ended December 31, 2025 and 2024, respectively.
Personnel and facilities of the Company have been used by the Plan for its accounting and other activities at no charge to the Plan.
The Plan allows for participants to invest in the Bunge Fund (subject to certain limits) which holds Bunge Global SA registered shares and short-term investments. Bunge Global SA is the parent company of the sponsoring Company. The Bunge Fund held 125,226 and 128,117 shares of Bunge Global SA at December 31, 2025 and 2024, respectively, of which 118,534 and 120,502 shares were allocated to the Plan at December 31, 2025 and 2024, respectively. During 2025 and 2024, the Plan recorded dividend income of $345,636 and $316,075, respectively, and net appreciation in fair value of $1,435,277 and net depreciation in fair value of $2,687,582, respectively, from Bunge shares.